Risk management_EVE and NII based on interest rate risk in banking book of bank, consolidated trusts and subsidiaries of the bank (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
DisclosureOfSensitivityAnalysisOfBankConsolidatedTrustsAndSubsidiariesOfTheBankAbstract
Change in EVE	₩ 490,981	[1]
Change in NII	₩ 162,023	[2]

[1]	Change In EVE: change in Economic Value of Equity
[2]	Change In NII: change in Net Interest Income